Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

First Trust Innovation Leaders ETF

First Trust Expanded Technology ETF

(each a “Fund”)

Supplement to Each Fund’s Statement of Additional Information

Dated July 31, 2026

Notwithstanding anything to the contrary in each Fund’s Statement of Additional Information, the sections entitled “INFORMATION FOR INVESTORS IN THE EUROPEAN ECONOMIC AREA (“EEA”) ONLY,” “INFORMATION FOR INVESTORS IN HONG KONG ONLY,” “INFORMATION FOR INVESTORS IN SINGAPORE ONLY” and “INFORMATION FOR INVESTORS IN TAIWAN ONLY” in each Fund’s Statement of Additional Information are deleted in their entirety.

Please Keep this Supplement with your Fund Statement of Additional Information for Future Reference